Intangible Assets, Net (Details) - Schedule of Intangible Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Non-competed agreements		¥ 6,740
Trademarks		1,070
Total intangible assets		7,810
Less: Accumulated amortization		(2,158)
Impairment loss		(5,652)
Total intangible assets, net